Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022
Class of Stock [Line Items]
Common stock, shares authorized	180,000,000		180,000,000
Preferred stock, shares authorized	20,000,000
Common stock, par or stated value per share	$ 0.01		$ 0.01
Preferred stock par or stated value per share	$ 0.01
Stock shares issued during the period new issues	4,900,000	7,900,000
Proceeds from issuance of common stock	$ 26,309	$ 30,110
Payment of stock issuance costs	797	1,574
Chess Depositry Interest [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock	$ 31,500	$ 39,400